Revenue recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue recognition
Note 3. Revenue recognition
The Company assesses the contract term as the period in which the parties to the contract have presently enforceable rights and obligations. The contract term can differ from the stated term in contracts that include certain termination or renewal rights, depending on whether there are penalties associated with those rights. Although customers are typically billed in advance for a month of service, the majority of the Company’s contracts (with residential customers) allow either party to cancel at any time without penalty and customers are entitled to a pro rata refund for services not yet rendered. However, in some instances the Company enters into non-cancellable
and
non-refundable
contracts with commercial customers.
Nature of services:
Revenues related to internet and related support services are recognized over time as the customer consumes the benefits of the services the Company performs. The Company stands ready to provide access to the service throughout the contract term. The timing of revenue recognition is based on a time-based measure of progress as the Company provides access to the service evenly over the course of the subscription period. The installation activities performed and essential customer premise equipment (“CPE”) required for delivering such service to the customer are not accounted for as distinct performance obligations, but rather components of the internet service offering because the installation activities and CPE are highly interdependent on such services. Based on the dependencies between such internet services, installation activities and CPE the revenues relating to the Company’s performance obligations are bundled and recognized over time.
Transaction price:
The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue from sales is recorded based on the transaction price, which includes estimates of variable consideration. The amount of variable consideration included in the transaction price is constrained and is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The constraint arises when the Company believes such service level guarantees are not met or when a customer has rights to a refund for such services provided.
The Company’s contracts with customers may include service level agreements that entitle the customer to receive service credits, and in certain cases, service refunds, when defined service levels are not met. These arrangements represent a form of variable consideration, which is considered in the calculation of the transaction price. The Company estimates the amount of variable consideration at the expected value based on its assessment of legal enforceability, anticipated performance and a review of specific transactions, historical experience and market and economic conditions. The Company historically has not experienced any significant incidents affecting the defined levels of reliability and performance as required by the contracts.
The Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less. The Company does not enter into contracts in which the period between payment by the customer and the transfer of the promised goods or services to the customer is greater than 12 months. In addition, the Company excludes from revenue sales taxes and other government-assessed and imposed taxes on revenue-generating activities that are invoiced to customers, whenever applicable.
For individual customers who receive subsidized internet services through the EBB program, the transaction price includes the amounts due from the customer as well as the subsidy amount due from the government.
Gift card incentives:
The Company uses marketing incentives to solicit potential subscriber interest in the Company’s services, primarily through the issuance of gift cards. Such promotional gift cards represent consideration paid to potential customers in anticipation of a contract. As such, the Company recognizes an asset upon issuance of the gift card that is recognized as a reduction in revenue as the expected services are transferred to the customer over the estimated life of the customer. As of June 30, 2022 and December 31, 2021, the Company recorded $826 and $252, respectively, of such assets in other assets on the consolidated balance sheets and $0.1 million was recognized as a reduction in revenue for both the three and six months ended June 30, 2022 and no amount was recognized for the three and six months ended June 30, 2021.
Unearned revenue:
The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. If revenue has not yet been recognized, a contract or deposit liability (unearned revenue) is recorded.

Unearned Revenue
Balance, December 31, 2021	$1,630
Change, net	947

Balance, June 30, 2022	$2,577

Starry, Inc [Member]
Revenue recognition
Note 3. Revenue recognition
The Company assesses the contract term as the period in which the parties to the contract have presently enforceable rights and obligations. The contract term can differ from the stated term in contracts that include certain termination or renewal rights, depending on whether there are penalties associated with those rights. Although customers are typically billed in advance for a month of service, the majority of the Company’s contracts (with residential customers) allow either party to cancel at any time without penalty and customers are entitled to a pro rata refund for services not yet rendered. However, in some instances the Company enters into non-cancellable
and
non-refundable
contracts as part of commercial arrangements.
Nature of services:
 Revenues related to internet and related support services are recognized over time as the customer consumes the benefits of the services the Company performs. The Company stands ready to provide access to the service throughout the contract term. The timing of revenue recognition is based on a time-based measure of progress as the Company provides access to the service evenly over the course of the subscription period. The installation activities performed and essential customer premise equipment (“CPE”) required for delivering such service to the customer are not accounted for as distinct performance obligations, but rather components of the internet service offering because the installation activities and CPE are highly interdependent on such services. Based on the dependencies between such internet services, installation activities and CPE the revenues relating to the Company’s performance obligations are bundled and recognized over time.
Transaction price:
 The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue from sales is recorded based on the transaction price, which includes estimates of variable consideration. The amount of variable consideration included in the transaction price is constrained and is included only to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The constraint arises when the Company believes such service level guarantees are not met or when a customer has rights to a refund for such services provided.
The Company’s contracts with customers may include service level agreements that entitle the customer to receive service credits, and in certain cases, service refunds, when defined service levels are not met. These arrangements represent a form of variable consideration, which is considered in the calculation of the transaction price. The Company estimates the amount of variable consideration at the expected value based on its assessment of legal enforceability, anticipated performance and a review of specific transactions, historical experience and market and economic conditions. The Company historically has not experienced any significant incidents affecting the defined levels of reliability and performance as required by the contracts.
The Company has elected the practical expedient that permits an entity not to recognize a significant financing component if the time between the transfer of a good or service and payment is one year or less. The Company does not enter into contracts in which the period between payment by the customer and the transfer of the promised goods or services to the customer is greater than 12 months. In addition, the Company excludes from revenue sales taxes and other government-assessed and imposed taxes on revenue-generating activities that are invoiced to customers, whenever applicable.
For individual customers who receive subsidized internet services through the EBB program, the transaction price includes the amounts due from the customer as well as the subsidy amount due from the government.
Gift card incentives:
The Company uses marketing incentives to solicit potential subscriber interest in the Company’s services, primarily through the issuance of gift cards. Such promotional gift cards represent consideration paid to potential customers in anticipation of a contract. As such, the Company recognizes an asset upon issuance of the gift card that is recognized as a reduction in revenue as the expected services are transferred to the customer over the estimated life of the customer. As of December 31, 2021 and 2020, the Company recognized $252 and $0 of such assets in other assets on the consolidated balance sheets and an insignificant amount of amortization was recognized as a reduction in revenue for the years ended December 31, 2021 and 2020.
Unearned revenue:
 The timing of revenue recognition may not align with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized.
If revenue
has not yet been recognized, a contract or deposit liability (unearned revenue)
is re
corded.

Unearned Revenue
December 31, 2020	$1,169
Change	461

December 31, 2021	$1,630